Non-controlling interest (Non-controlling Interests) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Noncontrolling Interest [Line Items]
Beginning balance	$ 1,111,494
Net income	1,110,264	707,259	(17,957)
Transactions with owners acting in their capacity as owners			385,408
Distribution to non-controlling interest shareholders	(2,231,322)
Ending balance		1,111,494
Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Beginning balance	1,111,494	367,451
Net income	1,110,264	707,259
Transactions with owners acting in their capacity as owners
Other comprehensive income	9,564	36,784
Distribution to non-controlling interest shareholders	(2,231,322)
Ending balance		$ 1,111,494